Commitments and Contingencies - Schedule of Future Minimum Annual Payments Under the Sponsorship Agreement (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Loss Contingencies [Line Items]
2022	$ 2,896,808	$ 3,986,799
2023	3,072,635	4,218,585
2024	3,065,952	4,110,365
2025	2,979,704	3,986,342
Thereafter		59,315,797
Total	66,662,003	$ 79,480,207
Sponsorship Agreement [Member]
Loss Contingencies [Line Items]
2021	415,072
2022	830,144
2023	830,144
2024	834,444
2025	834,444
Thereafter	3,337,776
Total	$ 7,082,024